Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	Dreyfus Investment Grade Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000889169
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2012
Dreyfus Short-Term Income Fund (First Prospectus Summary) | Dreyfus Short-Term Income Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTIX
Dreyfus Short-Term Income Fund (Second Prospectus Summary) | Dreyfus Short-Term Income Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSHPX